DERIVATIVE LIABILITIES (Details Textual) - $ / shares		1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 12, 2015	Mar. 27, 2015	Dec. 31, 2014	Dec. 30, 2014	Mar. 31, 2015	Dec. 31, 2014	Feb. 24, 2015	Feb. 23, 2015	Feb. 02, 2014
DERIVATIVE LIABILITY [Line Items]
Preferred Stock, Shares Issued			0		0	0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					2
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 2.00
Conversion of Stock, Shares Converted						375,000
Warrant [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.00			$ 2.00
Warrant Expiration Date			Dec. 31, 2019
Common Stock [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			375,000			375,000
Series A Preferred Stock [Member]
DERIVATIVE LIABILITY [Line Items]
Preferred Stock, Shares Issued				750,000
Conversion of Stock, Shares Converted		750,000			0	375,000
Preferred Stock, Conversion Basis			The Preferred Stock are convertible, in whole or in part, at a conversion price equal to the lower of (i) $2.00 or (ii) 85% of the average of the five (5) lowest volume weighted average prices of the common stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice. The conversion feature was bifurcated from the Preferred Stock as it was not considered to be clearly and closely related to the host agreement and is accounted for as a derivative liability.	The Series A Preferred Stock are convertible, in whole or in part, at a conversion price equal to the lower of (i) $2.00 or (ii) 85% of the average of the five (5) lowest volume weighted average prices of the common stock during the twenty (20) consecutive trading day period ending the trading day immediately preceding the delivery of the applicable conversion notice
Series A Preferred Stock [Member] | Warrant [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					375,000
Warrant Expiration Date					Dec. 31, 2019
Series B Preferred Stock [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					350,000
Conversion of Stock, Shares Converted					2,227,911
Series B Preferred Stock [Member] | Warrant [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					175,000
Warrant Expiration Date					Feb. 11, 2020
Series B Preferred Stock [Member] | Family Of Schmitt [Member]
DERIVATIVE LIABILITY [Line Items]
Preferred Stock, Shares Issued							845,000
Series B Preferred Stock [Member] | Family Of Schmitt [Member] | Warrant [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					422,500
Warrant Expiration Date					Feb. 24, 2020
Series C Preferred Stock [Member]
DERIVATIVE LIABILITY [Line Items]
Preferred Stock, Shares Issued							1,800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 2.00
Conversion of Stock, Shares Converted					1,589,720
Series C Preferred Stock [Member] | Warrant [Member]
DERIVATIVE LIABILITY [Line Items]
Conversion of Stock, Shares Converted					900,000
Warrant Expiration Date					Feb. 24, 2020
Series B And C Preferred Stock [Member]
DERIVATIVE LIABILITY [Line Items]
Preferred Stock, Conversion Basis	The Series B and C Preferred Stock are convertible, in whole or in part, at a conversion price equal to the lower of (i) $2.00 or (ii) 85% of the lowest volume weighted average price of the common stock of the Company during the five (5) consecutive trading day period ending and including the trading day immediately preceding the delivery of the applicable conversion notice